Financial Result - Additional Information (Details) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Result
Fair value changes of convertible loans included in finance expense	€ 9,376		€ 15,222
Fair value changes of convertible loans included in finance income		€ 6,757		€ 516
Fair value changes of promissory notes included in finance income			€ 58